Supplement to the Current Prospectus

MFS(R) Emerging Markets Equity Fund

Effective June 12, 2009, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

--------------------- ---------------- ------------ ---------------------------
Portfolio Manager     Primary Role     Since        Title    and   Five   Year
                                                    History
--------------------- ---------------- ------------ ---------------------------
--------------------- ---------------- ------------ ---------------------------
Nicholas D. Smithie   Portfolio        2002         Investment Officer of
                      Manager                       MFS; employed in the
                                                    investment area of MFS
                                                    since 1998.
--------------------- ---------------- ------------ ---------------------------
--------------------- ---------------- ------------ ---------------------------
Jose Luis Garcia      Portfolio        2008         Investment Officer of
                      Manager                       MFS; employed in the
                                                    investment area of MFS
                                                    since 2002.
--------------------- ---------------- ------------ ---------------------------
--------------------- ---------------- ------------ ---------------------------
Robert Lau            Portfolio        June 2009    Investment Officer of
                      Manager                       MFS; employed in the
                                                    investment area of MFS
                                                    since 2001.
--------------------- ---------------- ------------ ---------------------------

               The date of this supplement is May 29, 2009.